UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22937

                                 O'CONNOR EQUUS
               (Exact name of registrant as specified in charter)
                                    ________


                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
          (Address of Principal Executive Offices, including Zip Code)

                                 NICHOLAS VAGRA
                                UBS O'CONNOR LLC
                       ONE NORTH WACKER DRIVE, 32ND FLOOR
                            CHICAGO, ILLINOIS 60606
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                               SEAN GRABER, ESQ.
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-793-8637

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2015

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2015

ITEM 1.    REPORTS TO STOCKHOLDERS.



                                                                        O'CONNOR

--------------------------------------------------------------------------------
O'CONNOR EQUUS

Annual Report
September 30, 2015
--------------------------------------------------------------------------------

















                                                                        Adviser:
                                                                UBS O'Connor LLC

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September 30, 2015
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Statement of Assets and Liabilities .........................................  1
Schedule of Investments .....................................................  2
Statement of Operations .....................................................  7
Statements of Changes in Net Assets .........................................  8
Notes to Financial Statements ...............................................  9
Financial Highlights ........................................................ 17
Report of Independent Registered Public Accounting Firm ..................... 18
Trustees and Officers of the Fund ........................................... 19
Disclosure of Fund Expenses ................................................. 21


O'Connor EQUUS files its complete schedule of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available on Form N-PX:
(i) without charge, upon request, by calling 1-888-793-8637 and (ii) on the SEC's website at http://www.sec.gov.

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As of September 30, 2015
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $7,391,931) (Note 2) .......................   $    7,466,851
Cash ...................................................................          739,223
Currency at value (cost $74,188) .......................................           72,873
Deposits held with Broker ..............................................        6,160,883
Receivable for investment securities sold ..............................          249,042
Unrealized appreciation on futures contracts ...........................           38,130
Dividends receivable ...................................................            1,900
                                                                           --------------
    Total assets .......................................................       14,728,902
                                                                           --------------
LIABILITIES:
Securities sold short, at value (proceeds -- $6,334,193) (Note 2) ......        5,770,945
Payable for investment securities purchased ............................          282,024
Payable for Fund shares redeemed .......................................          125,613
Incentive fee payable ..................................................           38,531
Dividend expense on securities sold short payable ......................           21,440
Payable due to Adviser (Note 3) ........................................           58,301
Payable for administration fees ........................................           12,329
Chief compliance officer fees payable ..................................           11,671
Trustee fees payable ...................................................            8,734
Other accrued expenses .................................................          114,864
                                                                           --------------
    Total liabilities ..................................................        6,444,452
                                                                           --------------
NET ASSETS .............................................................   $    8,284,450
                                                                           ==============
NET ASSETS CONSIST OF:
  Paid-in capital ......................................................   $    8,138,410
  Accumulated net investment loss ......................................         (178,233)
  Accumulated net realized loss on investments, securities sold short,
  futures contracts and foreign currency transactions ..................         (350,710)
  Net unrealized appreciation on investments, securities sold short,
  futures contracts ....................................................          676,298
  Net unrealized depreciation on foreign currency translations .........           (1,315)
                                                                           --------------
NET ASSETS .............................................................   $    8,284,450
                                                                           ==============
NET ASSET VALUE PER SHARE
  CLASS A SHARES:
  $8,284,450/8,244 shares issued and outstanding* .................        $     1,004.90
                                                                           ==============

* Net assets divided by shares do not calculate to the stated NAV because net assets and share amounts are shown rounded.


    The accompanying notes are an integral part of the financial statements.

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As of September 30, 2015
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

                                               LONG       SHORT      NET
                                               ---------------------------
Information Technology ....................    29.9%     (4.9)%      25.0%
Industrials ...............................    23.5      (0.3)       23.2
Financials ................................    12.5      (3.2)        9.3
Consumer Staples ..........................    10.4      (1.4)        9.0
Consumer Discretionary ....................     7.3      (1.3)        6.0
Materials .................................     4.3      (0.7)        3.6
Energy ....................................     1.5      (1.4)        0.1
Health Care ...............................     0.7      (1.4)       (0.7)
Telecommunication Services ................     0.0      (1.6)       (1.6)
Registered Investment Companies ...........     0.0      (53.5)     (53.5)
                                                                    ------
Total                                                                20.4
                                                                    ------
Other Assets and Liabilities                                         79.6
                                                                    ------
                                                                    100.0%
                                                                    ======
+ PERCENTAGES ARE BASED ON NET ASSETS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 90.1%++
                                                    SHARES               VALUE
                                                    ----------------------------
CONSUMER DISCRETIONARY -- 7.3%
  Best Buy(a) .....................................  5,134            $  190,574
  General Motors(a) ...............................  3,578               107,411
  Lions Gate Entertainment(a) .....................  2,567                94,466
  Mohawk Industries*(a) ...........................  1,180               214,512
                                                                       ---------
                                                                         606,963
                                                                       ---------
CONSUMER STAPLES -- 10.4%
  Herbalife*(a) ...................................  8,839               481,726
  Post Holdings*(a) ...............................  4,130               244,083
  Tyson Foods, Cl A(a) ............................  3,153               135,894
                                                                       ---------
                                                                         861,703
                                                                       ---------
ENERGY -- 1.5%
  National Oilwell Varco . ........................  1,351                50,865
  Patterson-UTI Energy . ..........................  5,841                76,751
                                                                       ---------
                                                                         127,616
                                                                       ---------
FINANCIALS -- 12.5%
  Charles Schwab(a) ............................... 22,668               647,398
  Citizens Financial Group(a) .....................  7,257               173,152
  Progressive(a) ..................................  7,060               216,318
                                                                       ---------
                                                                       1,036,868
                                                                       ---------


    The accompanying notes are an integral part of the financial statements.

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As of September 30, 2015
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES               VALUE
                                                    ----------------------------
HEALTH CARE -- 0.7%
  HealthEquity*(a) ................................  1,947           $    57,534
  Rockwell Medical* ...............................    379                 2,922
                                                                     -----------
                                                                          60,456
                                                                     -----------
INDUSTRIALS -- 23.5%
  American Airlines Group(a) ......................  5,687               220,826
  Delta Air Lines(a) ..............................  5,219               234,177
  MRC Global*(a) .................................. 13,567               151,272
  Nielsen(a) ...................................... 23,037             1,024,456
  Towers Watson(a) ................................  2,672               313,639
                                                                     -----------
                                                                       1,944,370
                                                                     -----------
INFORMATION TECHNOLOGY -- 29.9%
  Alliance Data Systems*(a) .......................  1,991               515,629
  CDK Global(a) ...................................  2,246               107,314
  Cimpress NV* ....................................  4,172               317,531
  Citrix Systems*(a) ..............................  1,770               122,626
  eBay*(a) ........................................ 13,472               329,256
  HomeAway*(a) ....................................  6,097               161,814
  Micron Technology*(a) ...........................  4,063                60,864
  Microsoft(a) ....................................  4,130               182,794
  PayPal Holdings*(a) ............................. 12,395               384,741
  Seagate Technology ..............................    395                17,696
  Ubiquiti Networks(a) ............................  3,541               120,004
  Western Digital .................................    244                19,383
  Zillow Group, Cl A* .............................  3,114                89,465
  Zillow Group, Cl C* .............................  1,700                45,900
                                                                     -----------
                                                                       2,475,017
                                                                     -----------
MATERIALS -- 4.3%
  Ashland .........................................    228                22,942
  Barrick Gold(a) ................................. 20,062               127,594
  Westlake Chemical ...............................  1,327                68,858
  WestRock(a) .....................................  2,614               134,464
                                                                     -----------
                                                                         353,858
                                                                     -----------
  TOTAL COMMON STOCK
    (Cost $7,391,931) .............................                    7,466,851
                                                                     -----------
  TOTAL INVESTMENTS -- 90.1%
    (Cost $7,391,931) .............................                  $ 7,466,851
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

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As of September 30, 2015
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
COMMON STOCK -- (16.2)%
                                                    SHARES               VALUE
                                                    ----------------------------
CONSUMER DISCRETIONARY -- (1.3)%
  Discovery Communications* ....................... (2,065)         $   (53,752)
  Netflix* ........................................   (130)             (13,424)
  Time Warner .....................................   (646)             (44,412)
                                                                     -----------
                                                                       (111,588)
                                                                     -----------
CONSUMER STAPLES -- (1.4)%
  Avon Products ................................... (3,545)             (11,521)
  Keurig Green Mountain ........................... (2,012)            (104,906)
                                                                     -----------
                                                                       (116,427)
                                                                     -----------
ENERGY -- (1.4)%
  Valero Energy ................................... (1,977)            (118,818)
                                                                     -----------
FINANCIALS -- (3.2)%
  Moody's ......................................... (2,663)            (261,507)
                                                                     -----------
HEALTH CARE -- (1.4)%
  UnitedHealth Group .............................. (1,037)            (120,302)
                                                                     -----------
INDUSTRIALS -- (0.3)%
  Spirit Airlines* ................................   (497)             (23,508)
                                                                     -----------
INFORMATION TECHNOLOGY -- (4.9)%
  Accenture, Cl A ................................. (1,216)            (119,484)
  Apple ........................................... (1,219)            (134,456)
  BlackBerry* ..................................... (8,081)             (49,536)
  Cree* ........................................... (1,300)             (31,499)
  Taiwan Semiconductor Manufacturing ADR .......... (3,357)             (69,658)
                                                                     -----------
                                                                       (404,633)
                                                                     -----------
MATERIALS -- (0.7)%
  West Fraser Timber .............................. (1,700)             (54,013)
                                                                     -----------
TELECOMMUNICATION SERVICES -- (1.6)%
  Verizon Communications .......................... (3,029)            (131,792)
                                                                     -----------
  TOTAL COMMON STOCK
    (Proceeds $1,538,282)                                            (1,342,588)
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

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As of September 30, 2015
--------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES -- (53.5)%
--------------------------------------------------------------------------------

                                                    SHARES               VALUE
                                                    ----------------------------
EXCHANGE TRADED FUND -- (53.5)%
  iShares Russell 2000 ETF ....................    (10,192)         $(1,112,966)
  SPDR S&P 500 ETF Trust . ....................    (17,301)          (3,315,391)
                                                                    ------------
  TOTAL REGISTERED INVESTMENT COMPANIES
    (Proceeds $4,795,911) .....................                      (4,428,357)
                                                                    ------------
  TOTAL SECURITIES SOLD SHORT -- (69.7)%
    (Proceeds $6,334,193) .....................                     $(5,770,945)
                                                                    ============


The open futures contracts held by the Fund at September 30, 2015 are as follows:


                      NUMBER OF    EXPIRATION       NOTIONAL      UNREALIZED
TYPE OF CONTRACT      CONTRACTS       DATE          AMOUNT       APPRECIATION
--------------------------------------------------------------------------------
Russell 2000 MINI       (4)         Dec-2015    $  (438,360)      $  19,500
S&P 500 E-MINI         (12)         Dec-2015     (1,145,250)         18,630
                                                                  ---------
                                                                  $  38,130
                                                                  =========


++   Percentages are based on Net Assets of $8,284,450.

*    Non-income producing security.

(a) All or a portion of the shares have been committed as collateral for open short positions.

ADR --  American Depositary Receipt
Cl --   Class
ETF --  Exchange Traded Fund
S&P --  Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

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As of September 30, 2015
--------------------------------------------------------------------------------

The following is a summary of the level of inputs used as of September 30, 2015 in valuing the Fund's investments, securities sold short and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

INVESTMENTS IN SECURITIES                  LEVEL 1        LEVEL 2          LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------
  Common Stock                         $ 7,466,851        $    --          $    --        $ 7,466,851
-----------------------------------------------------------------------------------------------------
Total Investments in Securities        $ 7,466,851        $    --          $    --        $ 7,466,851
=====================================================================================================

SECURITIES SOLD SHORT                      LEVEL 1        LEVEL 2          LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------
  Common Stock                         $(1,342,588)       $    --          $    --        $(1,342,588)
  Registered Investment Companies       (4,428,357)            --               --         (4,428,357)
-----------------------------------------------------------------------------------------------------
Total Securities Sold Short            $(5,770,945)       $    --          $    --        $(5,770,945)
=====================================================================================================

OTHER FINANCIAL INSTRUMENTS ^              LEVEL 1        LEVEL 2          LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------
  Futures Contracts
   Unrealized Appreciation             $    38,130        $    --          $    --        $    38,130
-----------------------------------------------------------------------------------------------------
Total Other Financial Instruments      $    38,130        $    --          $    --        $    38,130
=====================================================================================================

^ Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                     FOR THE
                                                                    YEAR ENDED
                                                                   SEPTEMBER 30,
                                                                       2015
                                                                   -------------
INVESTMENT INCOME:
Dividends (net of dividend withholding ($2,386)) ................    $   57,318
Interest ........................................................           509
                                                                     -----------
    Total investment income .....................................        57,827
                                                                     -----------
EXPENSES:
Administrator fees (Note 4) .....................................       150,006
Investment advisory fees (Note 4) ...............................       148,636
Trustee fees (Note 3) ...........................................        67,573
Transfer agent fees (Note 4) ....................................        27,559
Chief compliance officer fees (Note 3) ..........................        10,000
Offering costs ..................................................       241,136
Dividend expense on securities sold short .......................        96,711
Legal fees ......................................................        88,000
Incentive fees ..................................................        38,531
Printing fees ...................................................        30,000
Audit fees ......................................................        28,500
Tax service fees ................................................        25,000
Custodian fees ..................................................        22,228
Registration fees ...............................................        15,399
Stock loan fees .................................................        13,534
Interest expense ................................................           524
Other operating expenses ........................................        31,040
                                                                     -----------
    Total operating expenses ....................................     1,034,377
                                                                     -----------
         Less: Investment advisory fees waived ..................      (148,636)
               Expenses reimbursed by adviser ...................      (539,389)
                                                                     -----------
         Net expenses ...........................................       346,352
                                                                     -----------
         NET INVESTMENT LOSS ....................................      (288,525)
                                                                     -----------
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS):
Net realized loss on investments ................................       (56,944)
Net realized loss on securities sold short ......................       (79,226)
Net realized loss on futures contracts ..........................       (24,761)
Net realized loss on foreign currency transactions ..............          (545)
Net change in unrealized appreciation (depreciation)
 on investments .................................................       101,438
Net change in unrealized appreciation (depreciation)
 on securities sold short .......................................       519,230
Net change in unrealized appreciation (depreciation)
 on futures contracts ...........................................        16,980
Net change in unrealized appreciation (depreciation)
 on foreign currency translations ...............................        (1,315)
                                                                     -----------
Net realized and change in unrealized gain (loss) ...............       474,857
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $  186,332
                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------

                                                                                   FOR THE        FOR THE
                                                                                YEAR ENDED    PERIOD ENDED
                                                                               SEPTEMBER 30,  SEPTEMBER 30,
                                                                                    2015          2014*
                                                                               ----------------------------
OPERATIONS:
  Net investment loss ....................................................    $ (288,525)     $  (19,469)
  Net realized loss on investments, securities sold short,
    futures contracts and foreign currency transactions ..................      (161,476)        (59,473)
  Net change in unrealized appreciation (depreciation) on
    investments, securities sold short, futures contracts and
    foreign currency translations ........................................       636,333          38,650
                                                                              -----------     -----------
Net increase (decrease) in net assets resulting from operations ..........       186,332         (40,292)
                                                                              -----------     -----------
  CAPITAL SHARE TRANSACTIONS
    CLASS A SHARES:
  Shares issued ..........................................................     4,509,450       4,202,500
  Shares redeemed ........................................................      (673,540)             --
                                                                              -----------     -----------
Net increase in net assets resulting from capital share transactions .....     3,835,910       4,202,500
                                                                              -----------     -----------
Total increase in net assets .............................................     4,022,242       4,162,208
                                                                              -----------     -----------
NET ASSETS:
  Beginning of year/period ...............................................     4,262,208         100,000
                                                                              -----------     -----------
  End of year/period (including accumulated net investment
    loss of $(178,233) and $(19,428), respectively) ......................    $8,284,450      $4,262,208
                                                                              ===========     ===========
  SHARES ISSUED AND REDEEMED
    CLASS A SHARES:
  Shares issued ..........................................................         4,629           4,204
  Shares redeemed ........................................................          (689)             --
                                                                              -----------     -----------
Net increase in share transactions .......................................         3,940           4,204
                                                                              ===========     ===========


*    Fund commenced operations on August 1, 2014.


    The accompanying notes are an integral part of the financial statements.

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September 30, 2015
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

O'Connor EQUUS (the "Fund") is a non-diversified, closed-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust on February 4, 2014 (the "Declaration of Trust"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is continuously offered (on a monthly basis) and operated as an interval fund under Rule 23c-3 of the 1940 Act. The Fund's investment objective is to seek to consistently realize risk-adjusted appreciation in the value of its assets. The Fund utilizes a U.S.-centric equity-based long/short investment strategy, which generally has a low correlation to the equity markets. The Fund offers a single class of shares of beneficial interest ("shares") designated as Class A shares to investors eligible to invest in the Fund.

UBS O'Connor LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of UBS AG ("UBS") and a member of the Global Asset Management division within UBS. The Adviser provides investment advisory services to the Fund and is responsible for its investment activities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP").

USE OF ESTIMATES

The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures in these financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AT THE DATE OF THE FINANCIAL STATEMENTS

The Fund generally uses market quotations and valuations provided by independent pricing services for the valuation of investment securities. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, the Fund's valuation committee (the "Valuation Committee") will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board"). Examples of situations where the Adviser may determine that the market price of a security is unreliable include, but are not limited to: if a security or other asset or liability does not have a price source due to its lack of liquidity, if the Adviser believes a market quotation from a broker-dealer or other source is unreliable, or where the security or other asset or other liability is thinly traded. The Valuation Committee's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Valuation Committee assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

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September 30, 2015
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The three levels of the fair value hierarchy are as follows:

Level 1 -- Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -- Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 -- Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedule of Investments and Securities Sold Short.

For the year ended September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. It is the Fund's policy to recognize transfers into and out of Levels at the end of the reporting period. There were no Level 3 assets and liabilities as of and for the year ended September 30, 2015.

For the year ended September 30, 2015, there were no significant changes to the Fund's fair value methodologies.

SECURITIES SOLD SHORT

The Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to the Fund's investment strategy, the Fund may have a net short exposure in its portfolio.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal or exceed the current value of the security sold short; or (ii) otherwise "cover" the Fund's short position as required by the 1940 Act. When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in

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September 30, 2015
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

greater potential for loss. Leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

The Fund had prime brokerage borrowings throughout the year ended September 30, 2015 as follows:


    MAXIMUM              AVERAGE           EFFECTIVE INTEREST
AMOUNT BORROWED    OUTSTANDING BALANCE          RATE PAID        INTEREST PAID
--------------------------------------------------------------------------------
  $ 706,464             $ 14,095                  0.55%              $ 63

FUTURES CONTRACTS

The Fund may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made for the purpose of hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. In addition, the Fund may enter into futures contracts for non-hedging purposes, (i.e.-- to increase total return). The ability of the Fund to trade in futures contracts may be limited by the requirements of the code applicable to a regulated investment company.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 2% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded, and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must maintain an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contracts.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

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September 30, 2015
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In the case of stock index futures contracts, the price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. Thus, successful use of stock index futures contracts by the Fund is subject to the Adviser's ability to correctly predict movements in the direction of the market.

The volume of future contracts based on daily notional amounts during the year ended September 30, 2015, was as follows:


O'CONNOR EQUUS                                                     FUTURES
--------------------------------------------------------------------------------
Average Notional Amount Outstanding .........................  $ (1,900,072)
Highest Notional Amount Outstanding .........................    (2,416,600)
Lowest Notional Amount Outstanding ..........................    (1,427,340)
Notional Amount Outstanding as of September 30, 2015 ........    (1,583,610)


All futures contracts held during the year ended September 30, 2015 had equity risk exposure. The realized and change in unrealized gain (loss) on futures contracts are disclosed separately in the Statement of Operations.

SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis. Realized gains and losses are calculated on the identified cost basis.

ORGANIZATION AND OFFERING COSTS

Organization costs have been expensed as incurred in accordance with U.S. GAAP. The Adviser has reimbursed the Fund for such organization costs, and such reimbursement is subject to recapture by the Adviser as discussed in Note 4. Offering costs, consisting of the initial prospectus and registration of the Fund, were paid by the Fund and amortized over the first 12 months of operations. At September 30, 2015, offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES

The Fund may effect brokerage or other agency transactions with UBS Investment Bank, a registered broker-dealer and an affiliate of the Adviser. The Fund pays brokerage commissions or related charges that are consistent with the applicable requirements of the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the year ended September 30, 2015, the Fund incurred $683 in commissions and other charges on investment transactions with UBS Investment Bank.

The $58,301 payable due to Adviser on the Statement of Assets and Liabilities represents amounts due to the Adviser for expenses paid on behalf of the Fund.

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's adviser and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

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September 30, 2015
--------------------------------------------------------------------------------

4. AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

Pursuant to the Advisory Agreement, the Fund pays to the Adviser a monthly fee at the annual rate of 2.00%, which will be applied to the Fund's monthly average net assets.

The Fund pays to the Adviser a performance-based incentive fee (the "Incentive Fee"), quarterly in arrears, generally accrued as of the end of each business day, equal to 20% of the Investment Profits (as defined below) attributable to each share for such calendar quarter; provided, however, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Unrecouped Investment Losses (as defined below) as of the end of the previous calendar quarter. There was $38,531 of Incentive Fee charged for the year ended September 30, 2015.

The term "Investment Profits" refers to an increase in the net asset value ("NAV") of a share attributable to the net realized and unrealized gains arising from the Fund's investment activities during the calendar quarter (after deducting Fund expenses other than any accrued Incentive Fee for the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter). The term "Unrecouped Investment Losses" refers to any decrease in the NAV of a share attributable to the net realized and unrealized losses arising from the Fund's investment activities during the calendar quarter (after deducting Fund expenses other than any accrued Incentive Fee for the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter) that have not been offset by subsequent Investment Profits since the last crystallization period.

The Adviser and/or its affiliates has contractually agreed to reimburse the Fund's expenses in order to keep the Fund's other fund operating expenses (exclusive of interest from borrowing, brokerage commissions, legal fees in connection with due diligence on Fund portfolio transactions, acquired fund fees and expenses, taxes and other non-routine expenses not incurred in the ordinary course of the Fund's business) from exceeding an annual rate of 0.65% of the monthly average net assets of the Fund. This reimbursement agreement shall remain in effect until at least one year from the date of the Fund's prospectus, and will continue thereafter for one year periods until terminated by the Board or terminated by the Adviser, upon thirty (30) days prior notice to the Fund, effective as of the close of business on the last day of such one year period. If, at any point, the Fund's other fund operating expenses (not including the excluded expenses referenced above) are below the contractual cap, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund's other fund operating expenses (not including the excluded expenses referenced above) and the contractual cap, to recapture all or a portion of its prior expense reimbursements made during the preceding three-year period during which the reimbursement agreement was in place. As of September 30, 2015, the amount subject to recapture by the Adviser expiring in 2017 and 2018 is $410,015 and $688,025, respectively. The amount expiring in 2017 includes $87,500 of organization costs reimbursed by the Adviser in connection with the organization of the Fund. Such amount subject to recapture represents previously waived fees and reimbursed expenses.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

SEI Investments Global Fund Services (the "Administrator") serves as the Fund's administrator pursuant to an administration agreement, under which the Administrator provides administrative and accounting services for an annual fee based on the Fund's monthly average net assets, subject to a minimum annual fee of $150,000.

MUFG Union Bank, N.A., (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement. Atlantic Fund Services, LLC (the "Transfer Agent") serves as the Fund's Transfer Agent pursuant to a transfer agency agreement.

DISTRIBUTION AGREEMENT

SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Co., and an affiliate of the Administrator (the "Distributor"), serves as the Fund's distributor pursuant to a distribution agreement.

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September 30, 2015
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2015, purchases and sales of long investments totaled $12,259,919 and $9,114,486, respectively. The cost of purchases to cover securities sold short and the proceeds from securities sold short totaled $16,306,749 and $19,266,329, respectively.

6. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to comply with all requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income
(loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to
(from) the following accounts:


    UNDISTRIBUTED NET              ACCUMULATED REALIZED
INVESTMENT INCOME (LOSS)                GAIN (LOSS)             PAID-IN CAPITAL
--------------------------------------------------------------------------------
      $ 129,720                        $ (129,720)                 $   --

These reclassifications have no impact on net assets or net asset value per share.

As of September 30, 2015, the components of Distributable Earnings on a tax basis were as follows:

Current-Year Late-Year Loss Deferral .......................   $  (173,582)
Unrealized Appreciation/(Depreciation) .....................       357,741
Other Temporary Differences ................................       (38,119)
                                                               -----------
Total Distributable Earnings (Accumulated Loss) ............   $   146,040
                                                               ===========

Other temporary differences are primarily mark-to-market gain from open futures, unrealized gains (losses) and capitalized dividend expense associated with short sale transactions.

For federal income tax purposes, the Fund utilized net short term capital loss carryforwards of $5,136 and net long term capital loss carryforwards of $2,536 to offset capital gains.

Qualified late year losses are deemed to arise on the first business day of the Fund's next taxable year. For the year ended September 30, 2015, the Fund incurred and elected to defer qualified late year losses in the amount of $173,582.

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September 30, 2015
--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION (CONTINUED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund, excluding securities sold short, at September 30, 2015 were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS
                         UNREALIZED           UNREALIZED        NET UNREALIZED
FEDERAL TAX COST        APPRECIATION         DEPRECIATION        DEPRECIATION
--------------------------------------------------------------------------------
  $ 7,709,522             $ 42,013           $ (284,684)         $ (242,671)

ASC ("Accounting Standards Codification") 740-10 "Income Taxes--Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of September 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund's policy to record any significant foreign tax exposures in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended September 30, 2015, the Fund did not incur any interest or penalties. Capital gains realized by the Fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

7. RISKS

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV and ability to meet its investment objective.

INVESTMENT AND MARKET RISK -- An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an investment in a portfolio of long and short positions in U.S.-linked securities and other investments, and the value of these investments may fluctuate. At any point in time, an investment in the Fund's shares may be worth less than the original amount invested.

SHORT SALES RISK -- The Fund may make short sales of securities. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund's share price.

EXCHANGE TRADED FUNDS ("ETFS") -- Subject to the limitations of the 1940 Act, the Fund may invest in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depository receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector, or international. However, ETF shareholders are generally subject to the same risk as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including, without limitation, the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and the risk of trading in an ETF halting due to market conditions or other reasons, based on the policies of the exchange upon which the ETF trades. In addition, the Fund may bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (e.g., investment advisory fee, Incentive Fee and operating expenses), shareholders may also indirectly bear similar expenses of an ETF.

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September 30, 2015
--------------------------------------------------------------------------------

7. RISKS (CONTINUED)

SMALL AND MEDIUM CAPITALIZATION RISK -- Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

NON-DIVERSIFICATION -- The Fund is classified as "non-diversified" under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

8. CAPITAL SHARES

Class A shares of beneficial interest in the Fund were offered during an initial offering period ending on August 1, 2014. During the initial offering period, Class A shares were offered at the offering price, which was $1,000.00. Investments in the Fund may be subject to a one time placement fee (a "Placement Fee") of up to 2.00%, subject to waiver or adjustment for certain shareholders or under certain conditions. The Placement Fee is in addition to the subscription price for shares and will not form a part of a shareholder's investment in the Fund. The placement fee is paid to UBS Financial Services, Inc. ("UBSFS"), an affiliate of the Adviser. UBSFS serves as the sub-distributor of the Fund, pursuant to a sub-distribution agreement. For the year ended September 30, 2015, $78,975 in placement fees has been paid to UBSFS. No Placement Fee was charged on the initial capital contributions aggregating $100,000. The shares are currently offered on a continuous basis monthly (generally as of the first business day of each month) at NAV plus the Placement Fee.

For each shareholder, the Fund requires a minimum initial investment of $50,000 and minimum subsequent investments of $10,000. The Fund may waive these minimum investment requirements for one or more shareholders in the sole discretion of the Board.

During the year ended September 30, 2015, the Fund had Repurchase Offers as follows:


                         REPURCHASE             % OF              NUMBER OF
REPURCHASE DATE         OFFER AMOUNT      SHARES TENDERED      SHARES TENDERED
--------------------------------------------------------------------------------
December 31, 2014            15%                0.0%                   0
March 31, 2015               15                 1.0                   78
June 30, 2015                15                 5.9                  485
September 30, 2015           15                 1.5                  125


For each repurchase offer, the Fund will offer to repurchase 5% of its total outstanding shares (including all classes of shares), unless the Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that a shareholder will be able to sell shares in an amount or at the time that such shareholder desires.

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

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September 30, 2015
--------------------------------------------------------------------------------

10. FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD
                                                                               FOR THE              FOR THE
                                                                             YEAR ENDED          PERIOD ENDED
                                                                            SEPTEMBER 30,        SEPTEMBER 30,
CLASS A SHARES                                                                  2015                 2014*
                                                                         ------------------   -------------------
Net asset value, beginning of year/period ............................       $   990.24           $ 1,000.00
                                                                             ----------           ----------
LOSS FROM INVESTMENT OPERATIONS:
   Net investment loss(1) ............................................           (38.88)               (5.08)
   Net realized and unrealized gain (loss) on
     investment transactions .........................................            53.54                (4.68)
                                                                             ----------           ----------
   Total from investment operations ..................................            14.66                (9.76)
                                                                             ----------           ----------
NET ASSET VALUE, END OF YEAR/PERIOD ..................................       $ 1,004.90           $   990.24
                                                                             ==========           ==========
TOTAL RETURN PRIOR TO INCENTIVE FEE ..................................             2.00%+              (0.98)%+
                                                                             ==========           ==========
TOTAL RETURN INCLUDING INCENTIVE FEE .................................             1.48%+              (0.98)%+
                                                                             ==========           ==========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year/period (000) .................................       $    8,284           $    4,262
                                                                             ==========           ==========
Ratio of net expenses to average net assets, including dividend
  expense and stock loan fee, and excluding incentive fee ............             4.28%                4.58%**(++)
Ratio of net expenses to average net assets, including dividend
  expense and stock loan fee, and including incentive fee ............             4.82%(++)            4.58%**(++)
Ratio of total expenses to average net assets, including dividend
  expense and stock loan fee .........................................            14.40%                55.51%**
Ratio of net investment[]loss to average net assets ..................            (4.02)%               (3.06)%**
Portfolio turnover ...................................................              146%                    9%***

*    Fund commenced operations on August 1, 2014.
**   Annualized.
***  Not annualized.
(++) Ratios would have been 3.28% and 2.65%, for years 2015 and 2014 respectively, if dividend and interest expense on securities sold short and stock loan fees had been excluded.
+    Total return is for the period indicated and has not been annualized.
     Total return would have been lower had certain expenses not been reimbursed by the Adviser during the period.
(1) Net Investment Loss per share was calculated using average shares for the period.

11. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Effective October 30, 2015, the Global Asset Management division within UBS, of which the Adviser is a member, was renamed as UBS Asset Management.

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September 30, 2015
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

Board of Trustees and Shareholders of
O'Connor EQUUS

We have audited the accompanying statement of assets and liabilities of O'Connor EQUUS (the "Fund"), including the schedule of investments, as of September 30, 2015, and the related statement of operations for the year then ended, and the statements of changes in net assets for year then ended and the period from August 1, 2014 (commencement of operations) to September 30, 2014. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of O'Connor EQUUS at September 30, 2015, the results of its operations for the year then ended and the changes in its net assets for the year then ended and the period from August 1, 2014 (commencement of operations) to September 30, 2014, in conformity with U.S. generally accepted accounting principles.

                                                            /s/ ERNST & YOUNG

Philadelphia, Pennsylvania
November 30, 2015

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September 30, 2015
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (UNAUDITED)

The following chart lists Trustees and Officers as of September 30, 2015.

Set forth below are the names, dates of birth, position with the Fund, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Fund. There is no stated term of office for the Trustees and officers of the Fund. Unless otherwise noted, the business address of each Trustee or officer is c/o O'Connor EQUUS, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Fund is the only fund in the Fund Complex. The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-793-8637.

NAME AND                  POSITION WITH TRUST              PRINCIPAL OCCUPATION(S)                      OTHER DIRECTORSHIPS
YEAR OF BIRTH             AND LENGTH OF TERM               DURING PAST 5 YEARS                          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(1)
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran          Chairman of the Board           Self-Employed Consultant since 2003.        Current Directorships:
(Born: 1940)              of Trustees, Interested         Partner at Morgan, Lewis & Bockius LLP      Trustee of The Advisors'
                          Trustee, President and          (law firm) from 1976 to 2003. Counsel       Inner Circle Fund, The
                          Principal Executive Officer     to the Trust, SEI Investments, SIMC, the    Advisors' Inner Circle Fund
                          (since 2014)                    Administrator and the Distributor.          II, The Advisors' Inner
                                                                                                      Circle Fund III, Bishop
                                                                                                      Street Funds, SEI Daily
                                                                                                      Income Trust, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Asset Allocation Trust, SEI
                                                                                                      Tax Exempt Trust, Adviser
                                                                                                      Managed Trust, New Covenant
                                                                                                      Funds, SEI Insurance Products
                                                                                                      Trust and The KP Funds.
                                                                                                      Director of SEI Investments
                                                                                                      (Europe), Limited, SEI
                                                                                                      Investments--Global Funds
                                                                                                      Services, Limited, SEI
                                                                                                      Investments Global, Limited,
                                                                                                      SEI Investments (Asia),
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., SEI Global Nominee Ltd.
                                                                                                      and SEI Investments -- Unit
                                                                                                      Trust Management (UK) Limited.
                                                                                                      Director of the Distributor
                                                                                                      since 2003. Former
                                                                                                      Directorships: Director of SEI
                                                                                                      Alpha Strategy Portfolios, LP
                                                                                                      to 2013.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Jon C. Hunt               Trustee (since 2014)            Retired since 2013. Consultant to           Current Directorships: Trustee
(Born: 1951)                                              Management, Convergent Capital              of City National Rochdale
                                                          Management, LLC ("CCM") from 2012           Funds and The Advisors' Inner
                                                          to 2013. Managing Director and Chief        Circle Fund III. Member of
                                                          Operating Officer, CCM from 1998 to         Independent Committee of
                                                          2012.                                       Nuveen Commodities Asset
                                                                                                      Management.
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Lemke           Trustee (since 2014)            Retired since 2013. Executive Vice          Current Directorships: Trustee
(Born: 1954)                                              President and General Counsel, Legg         of The Munder Funds, AXA
                                                          Mason, Inc. from 2005 to 2013.              Premier VIP Trust and The
                                                                                                      Advisors' Inner Circle Fund
                                                                                                      III.
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker         Trustee (since 2014)            Co-Founder and Senior Partner,Alternative   Current Directorships: The
(Born: 1960)                                              Asset Managers, L.P. since 2004.            Advisors' Inner Circle Fund
                                                                                                      III.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Doran is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his positions with the Distributor and its affiliates.

[GRAPHIC OMITTED]
September 30, 2015
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NAME AND                  POSITION WITH TRUST             PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
YEAR OF BIRTH             AND LENGTH OF TERM              DURING PAST 5 YEARS                         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Vagra            President                       Chief Operating Officer, UBS O'Connor            None
(Born: 1968)              (since 2014)                    LLC, since 1991.
------------------------------------------------------------------------------------------------------------------------------------
Michael Beattie           Vice President                  Director of Client Service, SEI                  None
(Born: 1965)              (since 2014)                    Investments Company, since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Robert Nesher             Vice Chairman                   SEI employee 1974 to present; currently          None
(Born: 1946)              (since 2014)                    performs various services on behalf of
                                                          SEI Investments for which Mr. Nesher is
                                                          compensated. President and Director of
                                                          SEI Structured Credit Fund, LP. President
                                                          and Chief Executive Officer of SEI Alpha
                                                          Strategy Portfolios, LP, June 2007 to
                                                          present. President and Director of SEI
                                                          Opportunity Fund, L.P. to 2010.
------------------------------------------------------------------------------------------------------------------------------------
Robert Kerns              Treasurer, Controller and       Fund Accounting Director, SEI Alternate          None
(Born: 1967)              Chief Financial Officer         Investment Financial Services, since
                          (since 2014)                    2003.
------------------------------------------------------------------------------------------------------------------------------------
Dianne M.                 Vice President and              Counsel at SEI Investments since 2010.           None
Descoteaux                Secretary                       Associate at Morgan, Lewis & Bockius
(Born: 1977)              (since 2014)                    LLP from 2006 to 2010.
------------------------------------------------------------------------------------------------------------------------------------
Lisa Whittaker            Vice President and Assistant    Counsel at SEI Investments since 2012.           None
(Born: 1978)              Secretary                       Associate Counsel and Compliance Officer
                          (since 2014)                    at The Glenmede Trust Company, N.A.
                                                          from 2011  to 2012. Associate at
                                                          Drinker Biddle & Reath  LLP from 2006
                                                          to 2011.
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery             Chief Compliance Officer        Chief Compliance Officer of SEI Structured       None
(Born: 1962)              (since 2014)                    Credit Fund, LP since June 2007. Chief
                                                          Compliance Officer of SEI Alpha Strategy
                                                          Portfolios, LP from June 2007 to September
                                                          2013. Chief Compliance Officer of The
                                                          Advisors' Inner Circle Fund, Advisors'
                                                          Inner Circle Fund II, Bishop Street Funds,
                                                          SEI Institutional Managed Trust, SEI Asset
                                                          Allocation Trust, SEI Institutional
                                                          International Trust, SEI Institutional
                                                          Investments Trust, SEI Daily Income Trust,
                                                          SEI Liquid Asset Trust, SEI Tax Exempt
                                                          Trust, Adviser Managed Trust, New Covenant
                                                          Funds, SEI Insurance Products Trust and
                                                          The KP Funds. Chief Compliance Officer of
                                                          SEI Opportunity Fund, L.P. until 2010.
                                                          Director of Investment Product Management
                                                          and Development, SEI Investments, since
                                                          February 2003.
------------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC OMITTED]
September 30, 2015
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2015 to September 30, 2015).

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.

                              BEGINNING ACCOUNT      ENDING ACCOUNT        ANNUALIZED         EXPENSES PAID
                                 VALUE 4/1/15        VALUE 9/30/15       EXPENSE RATIOS      DURING PERIOD(1)
--------------------------------------------------------------------------------------------------------------
O'CONNOR EQUUS
  Actual Fund Return             $1,000.00             $1,043.90             5.41%+              $27.72
  Hypothetical 5% Return         $1,000.00             $  997.94             5.41%+              $27.10
--------------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period).

+ The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period.

                              O'CONNOR EQUUS FUND
                               Three Canal Plaza
                               Portland, Me 04101

                              INVESTMENT ADVISER:
                               UBS O'Connor, LLC
                       One North Wacker Drive, 32nd Floor
                               Chicago, IL 60606

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young LLP
                         2005 Market Street, Suite 700
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.



OCO-AR-001-0200

ITEM 2.     CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of Registrant's code is filed herewith.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Registrant has an audit committee financial expert serving on its Audit Committee. The audit committee financial expert serving the Registrant's Audit Committee is Terrence O. Jones, who is "independent" as defined in Item 3(a)(2) of this form.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP (EY) related to the Registrant.

EY billed the Registrant aggregate fees for professional services rendered to the Registrant for the last two fiscal years as follows:

----------------------------------------------------------------------------------------------
                                             2015
----------------------------------------------------------------------------------------------
                            All fees and             All non-audit            Description
                            services to the          services to the          of Services
                            Registrant               Registrant's
                                                     service affiliates
                                                     that were pre-
                                                     approved by the
                                                     Registrant's
                                                     Audit Committee
                                                     pursuant to Rule
                                                     2-01(c)(7)(ii) of
                                                     Regulation S-X.
----------------------------------------------------------------------------------------------


(a) Audit Fees                    $29,240                    N/A              Audit fees
                                                                              include
                                                                              amounts
                                                                              related to
                                                                              the audit
                                                                              of the
                                                                              Registrant's
                                                                              annual
                                                                              financial
                                                                              statements
                                                                              and services
                                                                              normally
                                                                              provided by
                                                                              the
                                                                              accountant
                                                                              in
                                                                              connection
                                                                              with
                                                                              statutory
                                                                              and
                                                                              regulatory
                                                                              filings.
----------------------------------------------------------------------------------------------
(b) Audit-Related Fees         $ 1,000                  N/A                   Audit related
                                                                              fees include
                                                                              review of the
                                                                              Registrant's
                                                                              semi-annual
                                                                              financial
                                                                              statements.
----------------------------------------------------------------------------------------------
(c) Tax Fees                   $17,500                  N/A                   Tax fees include
                                                                              fees for review
                                                                              of the
                                                                              Registrant's
                                                                              federal, excise
                                                                              and state tax
                                                                              returns.
----------------------------------------------------------------------------------------------
(d) All Other Fees             N/A                       N/A                    N/A
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                             2014
----------------------------------------------------------------------------------------------
                            All fees and             All non-audit            Description
                            services to the          services to the          of Services
                            Registrant               Registrant's
                                                     service affiliates
                                                     that were pre-
                                                     approved by the
                                                     Registrant's
                                                     Audit Committee
                                                     pursuant to Rule
                                                     2-01(c)(7)(ii) of
                                                     Regulation S-X.
----------------------------------------------------------------------------------------------


(a) Audit Fees                    $28,500                    N/A              Audit fees
                                                                              include
                                                                              amounts
                                                                              related to
                                                                              the audit
                                                                              of the
                                                                              Registrant's
                                                                              annual
                                                                              financial
                                                                              statements
                                                                              and services
                                                                              normally
                                                                              provided by
                                                                              the
                                                                              accountant
                                                                              in
                                                                              connection
                                                                              with
                                                                              statutory
                                                                              and
                                                                              regulatory
                                                                              filings.
----------------------------------------------------------------------------------------------
(b) Audit-Related Fees         N/A                      N/A                    N/A
----------------------------------------------------------------------------------------------
(c) Tax Fees                   $18,000                  N/A                   Tax fees include
                                                                              fees for review
                                                                              of the
                                                                              Registrant's
                                                                              federal, excise
                                                                              and state tax
                                                                              returns.
----------------------------------------------------------------------------------------------
(d) All Other Fees             N/A                       N/A                    N/A
----------------------------------------------------------------------------------------------

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) 0%, 0% and 0%, respectively, of the audit-related fees, tax fees and other fees listed in the table above were approved by the Registrant's Audit Committee pursuant to the "de minimis" exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0%, 0% and 0%, respectively, of the audit related, fees, tax fees and other fees to the Registrant's service affiliates listed in the table above were approved by the Registrant's Audit Committee pursuant to the "de minimis" exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by the EY for services rendered to the Registrant and the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years of the Registrant were $18,000 and $17,500, for 2014 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable

(b) Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

(a) Schedules of Investment in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Trust has adopted the following procedures regarding this matter:

1. Proxy Voting Responsibility - The Trust has delegated proxy voting responsibility to the Adviser.1 The Adviser's proxy voting policies and procedures are included in each Fund's SAI.

2. Compliance Responsibility - The Adviser is responsible for monitoring compliance with its policy and procedures. The fund's administrator is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4 under the 1940 Act.

3. Disclosure - The fund's administrator and counsel are responsible for ensuring that appropriate disclosure is made in the Fund's prospectus and SAI.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Portfolio Manager

As of the date of this filing, Barry Gill has served as the portfolio manager of the Fund since the Fund's inception in 2014 and is primarily responsible for the day-to-day management of the Fund's portfolio.

Mr. Gill is a Managing Director and Senior Portfolio Manager of the long/short equity strategy primarily focusing on U.S. equities of the Adviser, based in New York. Mr. Gill is responsible for all aspects of portfolio management at the Adviser. Prior to assuming his current role, he was head of the Fundamental Investment Group (Americas) for 5 years within UBS Investment Bank, investing and trading the firm's principal capital. Previously, he ran the equity long/short portfolio for 7 years. Mr. Gill moved to the U.S. in 2000 from London to help rebuild the proprietary trading effort within the equities group following the creation of O'Connor, and subsequent move of most of the legacy proprietary traders to that unit. In his 5 years in London at SBC and UBS he was co-head of Pan-European Sector Trading, a proprietary book, and co-head of European Risk Program Trading for 2 years, preceded by 2 years as the head of the French trading book. He joined SBC's European derivatives desk as a graduate trainee in 1995. Mr. Gill holds a B.Commerce (Intl) w/ German from University College Dublin.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST


In addition to the Fund, Mr. Gill is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2015.

-----------------------------------------------------------------------------------------------
                           REGISTERED            OTHER POOLED
                     INVESTMENT COMPANIES    INVESTMENT VEHICLES         OTHER ACCOUNTS
                     --------------------------------------------------------------------------
                       NUMBER                  NUMBER       TOTAL          NUMBER
                         OF        TOTAL         OF         ASSETS           OF       TOTAL
NAME                  ACCOUNTS    ASSETS      ACCOUNTS   ($ MILLIONS)     ACCOUNTS    ASSETS
-----------------------------------------------------------------------------------------------
Barry Gill                0        $0             1*          $92*            0          $0
-----------------------------------------------------------------------------------------------

*    These accounts are subject to a performance-based advisory fee.

CONFLICTS OF INTERESTS. The portfolio manager's management of other accounts may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


(a)(3)     COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
           MEMBERS

The Adviser's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with those of our clients and other stakeholders.

In general, the total compensation received by the portfolio managers and analysts at the Adviser consists of two elements: a fixed component (base salary and benefits) and an annual discretionary performance award.
Fixed component (base salary and benefits):

     o Set with the aim of being competitive in the industry and monitored and adjusted periodically with reference to the relevant local labor market in order to remain so.

     o The fixed component is used to recognize the experience, skills and knowledge that each portfolio manager and analyst brings to their role.

Performance award:

     o    Determined annually on a discretionary basis.

     o Based on the individual's financial and non-financial contribution-as assessed through a rigorous performance assessment process-as well as the performance of their respective function, of the Adviser and of UBS as a whole.

     o Delivered in cash and, when total compensation is over a defined threshold, partly in deferral vehicles.

     o For awards subject to deferral, the deferred amount is calculated using graduated marginal deferral rates, which increase as the value of the performance award increases.

     o Deferred amounts are then delivered via two deferral vehicles - 75% in the Adviser's Equity Ownership Plan (O'Connor EOP) and 25% in the Deferred Contingent Capital Plan (DCCP):

     o O'Connor EOP awards generally vest over three years with 50% of the award vesting in year two, 50% in year three, provided the vesting conditions, including continued service, are met and the awards have not been forfeited on or before the vesting dates. The Notional Funds awarded under the Global AM EOP are aligned to selected UBS O'Connor funds. They provide for a high level of transparency and correlation between an employee's compensation and the investment performance of the Adviser. This alignment with O'Connor funds enhances the alignment of investment professionals' and other employees' interests with those of our clients.

     o The DCCP is a new mandatory deferral plan introduced for performance year 2012. Awards under the DCCP vest 100% in year five, subject to vesting conditions, including continued employment, and subject to forfeiture.

The Adviser believes that not only do these deferral plans reinforce the critical importance of creating long-term business value, with both plans serving as alignment and retention tools.

(A)(4)     DISCLOSURE OF SECURITIES OWNERSHIP

The following table shows the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act").

--------------------------------------------------------------------------------
NAME                              DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
BARRY GILL                                 $10,001 - $50,000
--------------------------------------------------------------------------------

(1)  Valuation date is September 30, 2015.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12.     EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as EX-99Cert.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as EX-99.906Cert.

(c) Iran related activities disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             O'Connor EQUUS


By (Signature and Title)*                /s/ Nicholas Vagra
                                         ---------------------------------------
                                         Nicholas Vagra, President
                                         (Principal Executive Officer)

Date:  December 7, 2015



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Nicholas Vagra
                                         ---------------------------------------
                                         Nicholas Vagra, President
                                         (Principal Executive Officer)

Date: December 7, 2015


By (Signature and Title)*                /s/  Robert Kerns
                                         ---------------------------------------
                                         Robert Kerns, Chief Financial Officer
                                         (Principal Financial Officer)

Date: December 7, 2015

* Print the name and title of each signing officer under his or her signature.